Debentures, Bank Loans and Credit (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current liabilities
Total current liabilities	₪ 4,111	[1]	$ 1,186	₪ 4,256
Non-current liabilities
Total non-current liabilities	13,442	[1]	3,877	12,588
Total liabilities	17,553	[1]	$ 5,063	16,844
Debt Composition [Member]
Current liabilities
Current maturities of debentures	1,166			1,212
Current maturities of bank loans	692			839
Total current liabilities	1,858			2,051
Non-current liabilities
Debentures	8,036			8,362
Bank loans	4,401			3,084
Total non-current liabilities	12,437			11,446
Total liabilities	₪ 14,295			₪ 13,497

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.